Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share	Basic and diluted earnings (loss) per share were calculated as follows for the periods presented:

		Year Ended
	Calculation	December 31, 2024	December 31, 2023	December 31, 2022
Net income (loss) attributable to Owners of Diversified Energy Company PLC	A	$(88,272)	$758,018	$(625,410)
Weighted average shares outstanding - basic	B	48,031,916	47,165,380	42,203,974
Dilutive impact of potential shares		—	349,141	—
Weighted average shares outstanding - diluted	C	48,031,916	47,514,521	42,203,974

Earnings (loss) per share - basic	= A/B	$(1.84)	$16.07	$(14.82)
Earnings (loss) per share - diluted	= A/C	$(1.84)	$15.95	$(14.82)

Potentially dilutive shares(a)		640,568	54,133	766,723
(a)Outstanding share-based compensation awards excluded from the diluted EPS calculation because their effect would have been anti-dilutive.